Prepayments and other assets	12 Months Ended
Dec. 31, 2022
Prepayments and Other Assets Disclosure [Abstract]
Prepayments and other assets
15.	Prepayments and other assets

(In thousands)	December 31, 2021	December 31, 2022
Prepayments	3,859	2,850
Deposits	1,389	1,215
Export tax receivable	744	—
VAT recoverable	729	715
Others	814	163
Total of prepayments and other assets	7,535	4,943

(In thousands)	December 31, 2021	December 31, 2022
Current	6,225	4,255
Non-current	1,310	688
Total of prepayments and other assets	7,535	4,943